EATON VANCE MUNICIPALS TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Fax: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320) certifies (a) that the forms of prospectuses and statements of additional information dated June 1, 2017 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 53 (“Amendment No. 53”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 53 was filed electronically with the Commission (Accession No. 0000940394-17-001160) on May 25, 2017:

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

Eaton Vance TABS Short-Term Municipal Bond Fund

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

EATON VANCE MUNICIPALS TRUST II

By:  /s/ Maureen A. Gemma

       Maureen A. Gemma

       Secretary

Date: June 5, 2017